Deferred dry-dock and special survey costs, net (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Second special survey cost	$ 1,214	$ 1,622	$ 794	$ 912
Second special survey cost	$ 127	1,379
Pyxis Theta [Member]
Second special survey cost		700
Pyxis Karteria [Member]
Second special survey cost		$ 806